Share Capital (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of common shares issued and outstanding

	Number of common shares	Amount
	#	$
Balance, June 30, 2022	1,378,827	39,733,633
Shares issued on debt settlement	18,462	800,366
Shares issued from the exercise of warrants	1,619	36,774
Balance, June 30, 2023	1,398,908	40,570,773
Shares issued on private placement financing	164,152	7,707,292
Flow-through premium	—	(3,637,149)
Share issue costs	—	(355,016)
Shares issued per agreements	298,944	3,934,189
Shares issued per option agreements	115,384	1,728,380
Shares issued on vested RSUs	4,615	179,505
Balance, June 30, 2024	1,982,003	50,127,974
Shares issued on ATM financings	5,842,892	63,274,574
Share issue costs	—	(16,672,731)
Shares issued per agreements	776,535	8,325,336
Shares issued per option agreements	155,730	1,490,860
Share based compensation	14,615	186,031
Treasury shares held for cancellation	(22,919)	(191,898)
Cash paid in lieu on shares consolidation	(689)	(3,740)
Balance, June 30, 2025	8,748,167	106,536,406